Cover	Oct. 13, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2023
Entity File Number	000-25426
Entity Registrant Name	NATIONAL INSTRUMENTS CORPORATION
Entity Central Index Key	0000935494
Entity Tax Identification Number	74-1871327
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11500 North MoPac Expressway
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	683-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NATI
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ